INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of Company's effective income tax rate reconciliation
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
	%	%	%
Combined Canadian federal and provincial income tax rate	28.4	28.8	29.5
Foreign earnings/losses taxed at higher income tax rates	0.4	6.8	6.6
Foreign earnings/losses taxed at lower income tax rates	(5.1)	(0.6)	(0.7)
Impact of TCJA enactment	—	(12.4)	—
Prior period adjustments	(3.4)	—	—
Nondeductible expenses	3.9	0.4	0.7
Impact of other differences	(0.7)	(2.3)	(2.3)
Nontaxable dividend	(8.6)	(6.6)	(6.9)
Canadian deferred tax assets not recognized	2.5	—	—
Change in derecognition of deferred tax assets	—	2.8	0.8
Effective income tax rate	17.4	16.9	27.7

Schedule of major components of income tax expense (benefit)
The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
	$	$	$
Current income tax expense	934	6,635	8,757
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	—	(10,122)	—
(Recognition) derecognition of US deferred tax assets	(182)	885	175
US temporary differences	10,427	15,668	10,818
Canadian deferred tax assets not recognized	1,297	—	—
Derecognition of Canadian deferred tax assets	—	412	330
Canadian temporary differences	(1,548)	1,202	(352)
Temporary differences in other jurisdictions	(1,126)	(1,631)	(159)
Total deferred income tax expense	8,868	6,414	10,812
Total tax expense for the year	9,802	13,049	19,569

Schedule of income tax expense (benefit) relating to components of other comprehensive income (loss)
The amount of income taxes relating to components of OCI for each of the years in the three-year period ended December 31, 2018 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2018
Deferred tax expense on remeasurement of defined benefit liability	3,016	(730)	2,286
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	970	463	1,433
	3,986	(267)	3,719

For the year ended December 31, 2017
Deferred tax expense on remeasurement of defined benefit liability	302	(213)	89
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	2,358	(750)	1,608
	2,660	(963)	1,697

Deferred tax expense due to TCJA reduction in US statutory rate			(598)

For the year ended December 31, 2016
Deferred tax expense on remeasurement of defined benefit liability	267	(66)	201
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	219	(83)	136
	486	(149)	337

Schedule of recognized deferred tax assets and liabilities
The amount of recognized deferred tax assets and liabilities is outlined below:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2018
Tax credits, losses, carryforwards and other tax deductions	11,147	—	11,147
Property, plant and equipment	13,910	(38,290)	(24,380)
Pension and other post-retirement benefits	3,798	—	3,798
Share-based payments	2,508	—	2,508
Accounts payable and accrued liabilities	5,659	—	5,659
Goodwill and other intangibles	6,998	(25,343)	(18,345)
Trade and other receivables	633	—	633
Inventories	2,262	—	2,262
Other	5	(539)	(534)
Deferred tax assets and liabilities	46,920	(64,172)	(17,252)
Presented in the consolidated balance sheets as:

December 31, 2018
$
Deferred tax assets	25,069
Deferred tax liabilities	(42,321)
(17,252)

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2017
Tax credits, losses, carryforwards and other tax deductions	11,387	—	11,387
Property, plant and equipment	15,661	(28,208)	(12,547)
Pension and other post-retirement benefits	7,175	—	7,175
Share-based payments	4,532	—	4,532
Accounts payable and accrued liabilities	3,894	—	3,894
Goodwill and other intangibles	7,950	(9,692)	(1,742)
Trade and other receivables	344	—	344
Inventories	1,939	—	1,939
Other	466	(1,590)	(1,124)
Deferred tax assets and liabilities	53,348	(39,490)	13,858

Presented in the consolidated balance sheets as:

December 31, 2017
$
Deferred tax assets	27,627
Deferred tax liabilities	(13,769)
13,858

Schedule of changes in deferred tax assets and liabilities
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2017:

	Balance January 1, 2017	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Business acquisitions	Balance reclassified from accrued liabilities	Balance December 31, 2017
	$	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	15,689	(4,302)	—	—	—	—	—	11,387
Property, plant and equipment	18,125	(2,464)	—	—	—	—	—	15,661
Pension and other post-retirement benefits	11,467	(3,418)	—	(874)	—	—	—	7,175
Share-based payments	8,749	(1,309)	(3,732)	—	824	—	—	4,532
Accounts payable and accrued liabilities	6,893	(3,081)	—	—	—	82	—	3,894
Goodwill and other intangibles	3,658	4,292	—	—	—	—	—	7,950
Trade and other receivables	353	(64)	—	—	—	55	—	344
Inventories	2,871	(953)	—	—	—	21	—	1,939
Other	539	231	—	(304)	—	—	—	466
	68,344	(11,068)	(3,732)	(1,178)	824	158	—	53,348
Deferred tax liabilities
Property, plant and equipment	(30,078)	5,050	—	—	—	(2,405)	(775)	(28,208)
Other	(1,102)	(161)	—	(327)	—	—	—	(1,590)
Goodwill and other intangibles	(9,885)	889	—	—	—	(696)	—	(9,692)
	(41,065)	5,778	—	(327)	—	(3,101)	(775)	(39,490)
Deferred tax assets and liabilities	27,279	(5,290)	(3,732)	(1,505)	824	(2,943)	(775)	13,858
Impact due to foreign exchange rates		(1,124)	—	(56)	—
Total recognized		(6,414)	(3,732)	(1,561)	824
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2018:

	Balance January 1, 2018	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Business acquisitions	Balance December 31, 2018
	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,387	(3,051)	—	—	—	2,811	11,147
Property, plant and equipment	15,661	(1,751)	—	—	—	—	13,910
Pension and other post-retirement benefits	7,175	(2,604)	—	(773)	—	—	3,798
Share-based payments	4,532	(867)	(744)	—	(413)	—	2,508
Accounts payable and accrued liabilities	3,894	740	—	—	—	1,025	5,659
Goodwill and other intangibles	7,950	(952)	—	—	—	—	6,998
Trade and other receivables	344	277	—	—	—	12	633
Inventories	1,939	478	—	—	—	(155)	2,262
Other	466	190	—	—	—	(651)	5
	53,348	(7,540)	(744)	(773)	(413)	3,042	46,920
Deferred tax liabilities
Property, plant and equipment	(28,208)	(6,462)	—	—	—	(3,620)	(38,290)
Other	(1,590)	588	—	463	—	—	(539)
Goodwill and other intangibles	(9,692)	3,262	—	—	—	(18,913)	(25,343)
	(39,490)	(2,612)	—	463	—	(22,533)	(64,172)
Deferred tax assets and liabilities	13,858	(10,152)	(744)	(310)	(413)	(19,491)	(17,252)
Impact due to foreign exchange rates		1,284	—	43	—
Total recognized		(8,868)	(744)	(267)	(413)

Schedule of deductible temporary differences and unused tax losses for which no deferred tax asset is recognized
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2018	December 31, 2017
	$	$
Tax losses, carryforwards and other tax deductions	39,787	25,004
Share-based payments	2,417	2,972
	42,204	27,976

Schedule of expiration dates relating to unused tax credits
The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no asset is recognized in the consolidated balance sheets as of December 31:

	2018	2017
	$	$
2018	—	676
2019	1,172	1,271
2020	518	561
2021	196	212
2022	446	483
2023	221	239
2024	208	225
2025	352	381
2026	269	292
2027	245	266
2028	285	309
2029	227	247
2030	207	224
2031	303	328
2032	182	197
2033	223	242
2034	197	214
2035	525	569
2036	344	373
2037	249	207
2038	581	—
Total tax credits derecognized	6,950	7,516

Schedule of expiration dates of operating losses carried forward
The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2018:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2028	8,803	8,803
2029	873	873
2030	2,913	2,913
2031	1,622	1,622
2037	1,118	1,118
2038	2,407	2,407
	17,736	17,736